united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

225 Pictoria Drive , Suite 450,Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

Wendy Wang, Ultimus Fund Solutions, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 2/28

Date of reporting period: 2/28/2022

Item 1. Reports to Stockholders.

Monarch Ambassador Income ETF

MAMB

Monarch Blue Chips Core ETF

MBCC

Monarch ProCap ETF

MPRO

Annual Report
February 28, 2022

1-541-291-4405
www.monarchfunds.com

Distributed by Northern Lights Distributors, LLC.
Member FINRA/SIPC

Letter to Shareholders

February 28, 2022

Dear Shareholders,

We are pleased to provide our first Annual Letter to Shareholders of the Monarch Ambassador Income ETF, the Monarch Blue Chips Core ETF and the Monarch ProCap ETF after their successful launch on March 23, 2021.

The Monarch Funds are advised by Kingsview Wealth Management, LLC, an SEC-registered investment adviser comprised of experienced thought leaders and innovators within the financial industry. We are committed to a culture of excellence, providing uniquely positioned services to serve a broad range of investors due to our diverse offerings.

Our dynamic approach to investment management creates a methodology that attempts to give investors robust exposure to traditional & non-traditional asset classes and allows our portfolio management team to be opportunistic in the process. Our Portfolio Investment Team has extensive experience developing a wide range of investment strategies and products that can help all types of investors meet their financial objectives.

Performance review

For the fiscal period ended February 28, 2022, US and Developed Markets appreciated despite the recent downturns in the first two months of 2022 as economies around the world continued to reopen after the onset of the COVID-19 pandemic with increasing vaccination rates and despite the threat from several variants. The S&P 500 Total Return Index posted a gain of +13.32% while the MSCI EAFE Total Return Index was up +4.33%. Emerging Markets and fixed income told a different story, however. For the same period, the MSCI Emerging Markets Total Return Index declined -4.17%. Treasuries were slightly negative with the ICE US Treasury 3-7 Year Bond Index down -2.44% for the fiscal period ended February 28, 2022, while the Bloomberg US Aggregate Bond Total Return Index was down -1.67%. High yield saw the iBoxx USD Liquid High Yield Index decline -0.12% for the fiscal period ended February 28, 2022. Not surprisingly, the recent downturn in global performance was accompanied by an increase in market volatility. The CBOE Volatility Index, which was near 20 on the March 23, 2021 inception of the Monarch Funds and near 17 at the end of the 2021 calendar year, spiked in the first two months of 2022 to finish the fiscal year above 30.

Inflation and interest rates have been themes within the markets for much of the last fiscal year and will continue to remain in focus. Recent inflation, consumer spending and income numbers should set the table for the Federal Reserve (the “Fed”) to begin increasing interest rates. While the impact of higher rates may not be immediate, the increase will be a loud signal

Letter to Shareholders

that the “easy money” policy of the Fed is over for now. In addition, the onset of war between Russia and Ukraine has been added to investors’ plates. The situation is rapidly evolving as new headlines are released every day. However, it is important for investors to stay level-headed in the face of geopolitical conflicts. History shows that it’s a mistake to make dramatic shifts in portfolios in response to geopolitical crises. Maintaining a well-diversified portfolio that is built to sustain different economic conditions across a full business cycle can be crucial in times of uncertainty like now.

The Monarch Funds employ fully objective and proprietary investment models. These models are continually subject to rigorous analysis of all relevant data in an effort to determine the current phase of the economic cycle and the optimal allocations for each strategy, creating potential pockets for outperformance in an otherwise uncertain growth environment.

Monarch Ambassador Income ETF (MAMB)

The Monarch Ambassador Income ETF aims to provide investors conservative growth with reduced volatility due to investment choice flexibility and an attempt at low correlation. Fixed income investments span various durations as well as issuer and credit quality. Alternative allocations to traditional fixed income highlight a broad range from commodity ETFs, such as gold, to currency ETFs. The Fund believes one must look beyond traditional options when selecting their fixed income and total return exposure. Non-traditional options can be advantageous and complement, or in some cases offset, the risks that traditional fixed income markets encounter.

Since inception through fiscal period end on February 28, 2022, the Monarch Ambassador Income ETF returned -1.53%. The Kingsview Ambassador Income Index, which the Fund seeks to replicate before fees and expenses, returned -1.07% over the same period. This compares to a loss of -1.67% for the Bloomberg US Aggregate Bond Total Return Index (the “AGG”). In general, several of the Fund’s underlying positions were creatively accretive to the bottom line over the AGG due to their lower sensitivity to upward interest rate movement, and thus, kept pace or mostly outperformed since the Fund’s inception. However, some components, which were more traditional in nature, experienced a similar volatility profile to that of the AGG (or in some cases slightly more volatility) and that had somewhat of a leveling impact on performance throughout the period but still resulted in the Fund having slight outperformance to the Bloomberg US Aggregate Bond Total Return Index for the fiscal period.

Letter to Shareholders

Monarch Blue Chips Core ETF (MBCC)

The Monarch Blue Chips Core ETF adheres to a strict set of portfolio mandates in an attempt to make prudent allocation decisions regardless of market cycle. The result is continuous allocation to what the Fund believes are 24 high conviction companies. Portfolios that feature increased position exposure provide diversified stock selection that fundamental investors have accepted as industry standard. In doing so, returns tend to track that of the Kingsview Blue Chips Core Index which represents the Fund’s benchmark. The Fund provides for the investor searching for alpha, a fleet of what it believes are high quality names based on a proven, repeatable process.

Since inception through fiscal period end on February 28, 2022, the Monarch Blue Chips Core ETF returned +2.96%. The Kingsview Blue Chips Core Index, which the Fund seeks to replicate before fees and expenses, returned +3.86% over the same period. This compares to a gain of +13.32% for the S&P 500 Total Return Index. In general, several of the Fund’s active stock selections did outperform or keep pace with the S&P 500 Total Return Index since the Fund’s inception. However, some stock components, in particular those coming from the technology and consumer discretionary sectors, had outsized downside market capture during the correction that took place in the general markets at the beginning of 2022. The net impact of this produced an increase in volatility over the period and resulted in the Fund underperforming the S&P 500 Total Return Index during the fiscal period.

Monarch ProCap ETF (MPRO)

The Monarch ProCap ETF’s proprietary analysis of economic data results in the attempt to optimally position the Fund for the current economic outlook. As changes to the economic cycle occur, the Fund attempts to properly adjust equity, fixed income and alternative allocations to maximize returns. Equity investments feature specific sector selection while fixed income investments span various durations as well as issuer and credit quality. Alternative investments highlight a broad range from commodity ETFs, such as gold, to currency ETFs.

Since inception through fiscal period end on February 28, 2022, the Monarch ProCap ETF returned +8.26%. The Kingsview ProCap Index, which the Fund seeks to replicate before fees and expenses, returned +9.41% over the same period. This compares to a gain of +1.62% for the S&P Target Risk Moderate Total Return Index. In general, the Fund’s implementation of tactical positioning between fixed income instruments and equity instruments proved timely since the Fund’s inception and led to a reduction in overall volatility and substantial upside capture versus the S&P Target Risk Moderate Total Return Index. The sector selections on the equity side of the portfolio’s ledger had a particularly positive contributory effect to the outperformance, while the fixed income expressions kept solid pace with the stated benchmark during the fiscal period.

Letter to Shareholders

Investment outlook

Thus far in 2022, the market’s behavior appears to be reacting more emotionally than fundamentally. Structural macroeconomic analysis seems to be taking a temporary back seat to news on the current crisis of the day and disrupting the typical movements that markets tend to make within a long-term, secular bull market in which we still believe we are situated. It is our feeling that this is creating an opportunistic setup for the Monarch Funds’ long-term outperformance to their major comparative benchmarks due to stretched conditions in the asset classes owned within each Fund.

Current volatility profiles of the major indices still suggest that large price movements are likely ahead of us in the near term, both to the upside and downside. Markets will not remain emotional forever, however, and we must stay the course on our time-tested and proven processes even when it feels like there is no end to current conditions. Given our latest performance metrics and our strict adherence to our disciplined approach to the data, we are pleased with the results and positioning the Monarch Funds are currently demonstrating.

We thank you for your continued support and confidence in our management.

Sincerely,

Scott Martin, Chief Investment Officer
Kingsview Wealth Management, LLC

Portfolio Investment Team

Scott D. Martin, CIMA®, is Chief Investment Officer of Kingsview Wealth Management, a Registered Investment Advisor based in Chicago, Illinois. He also serves as a Contributor to the Fox News Channel and is a Contributor to The Futures Institute at the Chicago Mercantile Exchange (CME). Prior to Kingsview, Mr. Martin was Chief Market Strategist at United Advisors, LLC, a wealth management firm based in New York City, where he was co-chairman of the firm’s investment committee and was responsible for portfolio strategy utilized by both firm and third-party clients. Mr. Martin began his highly regarded career at Astor Asset Management in Chicago, where he was co-portfolio manager on all of Astor’s ETF-based separate account programs and Astor’s mutual fund complex, which launched in 2009.

Letter to Shareholders

Neil R. Peplinski, CFA®, is a portfolio manager at Kingsview. With over 20 years of professional experience, Neil is responsible for research, investment analysis and the development of new investment strategy models. Prior to Kingsview, he co-founded Cedar Capital, a partner company of Good Harbor Financial, where he served as Chief Investment Officer. He also served as portfolio manager and quantitative analyst for Allstate Investments. Neil earned an MBA with High Honors from The University of Chicago Booth School of Business, an MSEE from the University of Michigan and a BSEE from The Michigan Technological University, where he graduated summa cum laude.

Yash Patel, CFA®, is a portfolio manager at Kingsview and brings over 15 years of professional experience to the firm. Prior to Kingsview, Yash served as Cedar Capital’s Chief Operating Officer at Cedar Capital, where his responsibilities include the management and leadership of operations, technology, trading, and portfolio management. Yash was also a quantitative equity analyst for Allstate Investments, developing and implementing model-driven trading strategies. Previous to that, he worked and consulted for hedge funds, including Bridgewater Associates and Citadel Investment Group. Yash earned an MBA with Honors from The University of Chicago Booth School of Business and a BS CSE from The Ohio State University.

The S&P 500 Total Return Index is the total return version of the S&P 500 Index which includes the effects of reinvested dividends. The S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy through changes in the aggregate market value representing all major industries.

The Bloomberg US Aggregate Bond Total Return Index is an index designed to provide a measure of the performance of the U.S. investment grade bond market, which includes investment grade U.S. Government bonds, investment grade corporate bonds, mortgage pass through securities and asset backed securities that are publicly offered for sale in the U.S. The securities in the index must have at least 1 year to maturity. In addition, the securities must be denominated is US dollars and must be fixed rate, nonconvertible, and taxable.

The S&P Target Risk Moderate Total Return Index is a multi-asset class index, corresponding to a moderate risk level. The asset class mix is determined once per year through a process designed to reflect the overall opportunity of the markets represented, adjusted for specific risk levels.

The MSCI EAFE Total Return Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. Net total return indices reinvest dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

The MSCI Emerging Markets Total Return Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. Net total return indices reinvest dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

The ICE U.S. Treasury 3-7 Year Bond Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to three years and less than seven years.

Letter to Shareholders

The iBoxx USD Liquid High Yield Index is a modified market-value weighted index designed to provide a balanced representation of U.S. dollar-denominated high yield corporate bonds for sale within the United States by means of including the most liquid high yield corporate bonds available as determined by the index provider.

The CBOE Volatility Index (the “VIX”) reflects a market estimate of future volatility, based on the weighted average of the implied volatilities for a wide range of S&P 500 index options.

Investments cannot be made directly in an index. Unmanaged index returns assume the reinvestment of any distributions and do not reflect fees, expenses, or sales charges. Index performance is not indicative of the performance of any investment.

This information is being provided for informational purposes only, is subject to change. The opinions expressed in this letter represent the current, good-faith views of the author at the time of publication. The information contained herein is based on internal research derived from various sources and does not purport to be statements of all material facts relating to the securities mentioned. The information contained herein, while not guaranteed as to accuracy or completeness, has been obtained from sources we believe to be reliable. Fund holdings are subject to change without notice.

5281-NLD-03252022

Monarch Ambassador Income ETF
PORTFOLIO REVIEW (Unaudited)
February 28, 2022

The Fund’s performance figures* for the period ended February 28, 2022, as compared to its benchmarks:

Since Inception** -
February 28, 2022
Monarch Ambassador Income ETF - NAV	(1.53)%
Monarch Ambassador Income ETF - Market Price	(1.53)%
Kingsview Ambassador Income Index ***	(1.07)%
Bloomberg U.S. Aggregate Total Return Bond Index ****	(1.67)%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.monarchfunds.com or by calling 1-541-291-4405.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the Market Price Return is based on the Market Price per share of the Fund. Market price returns are calculated using the closing price and account for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund until at least June 30, 2022 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 1.25% of average daily net assets. The fee waiver and expense reimbursements are subject to possible recoupment from the Fund by the adviser in future years (within the three years after the fees have been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the Fund’s adviser. The Fund’s total annual operating expenses, before fee waivers and/or expense reimbursements, is 1.93% per the March 14, 2021 prospectus. After fee waivers and/or expense reimbursements, the Fund’s total annual expenses are 1.47% of net assets per the March 14, 2021 prospectus. The Fund’s total return would have been lower had the adviser not waived a portion of the Fund’s expenses. Please see the Financial Highlights for a more recent expense ratio.

**	As of the commencement of operations on March 23, 2021.

***	The Kingsview Ambassador Income Index is designed to measure the performance of an investable universe of fixed income securities of varying credit quality and duration, including corporate bonds, lower-quality bonds, known as “high yield” or “junk” bonds, treasury bonds, municipal bonds, mortgage backed securities and convertible bonds, that provide broad exposure to the U.S. and global bond market. The Index has 12 ETF constituents which are weighted differently throughout the phases of the economic cycle (i.e., expansion, peak,, contraction, through) in an effort to maximize risk-adjusted returns. The Index may have up to 12.5% in an alternative sleeve of instruments that could range from currency ETFs to commodity ETFs.

****	The Bloomberg U.S. Aggregate Total Return Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The Index contains approximately 10,100 fixed income issues and is valued at around $20 trillion, representing 43% of the total U.S. bond market. The Index does not take into account charges, fees and other expenses, and investors cannot invest directly in an index.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Comparison of the Change in Value of a $10,000 Investment

Monarch Ambassador Income ETF
PORTFOLIO REVIEW (Unaudited)(Continued)
February 28, 2022

The Fund’s holdings by asset class as of February 28, 2022 are as follows:

Asset Class	% of Net Assets
Exchange -Traded Funds
Fixed Income	86.3%
Commodity	13.1%
Other Assets in Excess of Liabilities	0.6%
100.0%

Please refer to the Schedule of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

Monarch Blue Chips Core ETF
PORTFOLIO REVIEW (Unaudited)
February 28, 2022

The Fund’s performance figures* for the period ended February 28, 2022, as compared to its benchmarks:

Since Inception** -
February 28, 2022
Monarch Blue Chips Core ETF - NAV	2.96%
Monarch Blue Chips Core ETF - Market Price	2.84%
Kingsview Blue Chips Core Index ***	3.86%
S&P 500 Total Return Index ****	13.32%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.monarchfunds.com or by calling 1-541-291-4405.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the Market Price Return is based on the Market Price per share of the Fund. Market Price returns are calculated using the closing price and account for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund until at least June 30, 2022 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 1.25% of average daily net assets. The fee waiver and expense reimbursements are subject to possible recoupment from the Fund by the adviser in future years (within the three years after the fees have been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the Fund’s adviser. The Fund’s total annual operating expenses, before fee waivers and/or expense reimbursements, is 1.71% per the March 14, 2021 prospectus. After fee waivers and/or expense reimbursements, the Fund’s total annual expenses are 1.25% of net assets per the March 14, 2021 prospectus. The Fund’s total return would have been lower had the adviser not waived a portion of the Fund’s expenses. Please see the Financial Highlights for a more recent expense ratio.

**	As of the commencement of operations on March 23, 2021.

***	The Kingsview Blue Chips Core Index consists of established, well-recognized companies from a broad range of industries that demonstrate strength in the marketplace based on fundamental company data such as revenue, revenue growth, net income, and net income growth. Index constituents are determined by following a proprietary rules-based methodology that scores this fundamental company data of the companies listed on the S&P 500 to determine approximately 24 of the highest-ranking comapnies. These companies are typically equally weighted in the Index.

****	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Comparison of the Change in Value of a $10,000 Investment

Monarch Blue Chips Core ETF
PORTFOLIO REVIEW (Unaudited)(Continued)
February 28, 2022

The Fund’s holdings by asset class as of February 28, 2022 are as follows:

Asset Class	% of Net Assets
Common Stocks
Technology Services	17.5%
Medical Equipment & Devices	17.0%
Internet Media & Services	12.1%
Software	10.9%
Retail - Discretionary	8.1%
Semiconductors	7.6%
Entertainment Content	4.8%
Technology Hardware	4.6%
Retail - Consumer Staples	4.5%
Diversified Industrials	4.4%
Banking	4.2%
Electric Utilities	4.2%
Other Assets in Excess of Liabilities	0.1%
100.0%

Please refer to the Schedule of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

Monarch ProCap ETF
PORTFOLIO REVIEW (Unaudited)
February 28, 2022

The Fund’s performance figures* for the period ended February 28, 2022, as compared to its benchmarks:

Since Inception** -
February 28, 2022
Monarch ProCap ETF - NAV	8.26%
Monarch ProCap ETF - Market Price	8.26%
Kingsview ProCap Index ***	9.41%
S&P Target Risk Moderate Total Return Index ****	1.62%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.monarchfunds.com or by calling 1-541-291-4405.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the Market Price Return is based on the Market Price per share of the Fund. Market Price returns are calculated using the closing price and account for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund until at least June 30, 2022 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 1.25% of average daily net assets. The fee waiver and expense reimbursements are subject to possible recoupment from the Fund by the adviser in future years (within the three years after the fees have been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the Fund’s adviser. The Fund’s total annual operating expenses, before fee waivers and/or expense reimbursements, is 1.82% per the March 14, 2021 prospectus. After fee waivers and/or expense reimbursements, the Fund’s total annual expenses are 1.36% of net assets per the March 14, 2021 prospectus. The Fund’s total return would have been lower had the adviser not waived a portion of the Fund’s expenses. Please see the Financial Highlights for a more recent expense ratio.

**	As of the commencement of operations on March 23, 2021.

***	The Kingsview ProCap Index consists of fixed income and equity ETFs that provide broad exposure to the U.S. and global bond markets and to the S&P Global Industry Classification Standard (“GICS”) sectors. The Index is comprised of 6-9 constituents, with fixed income ETFs and equity ETFs collectively comprising at least 90% of the Index, with each being no less than 15% and no more than 75% of the Index. The equity allocation of the Index is further divided into sector allocations that represent the GICS sectors. The Index may have up to 10% in an alternative sleeve of instruments that could range from currency ETFs to commodity ETFs, such as gold.

****	The S&P Target Risk Moderate Total Return Index is designed to measure the performance of moderate stock-bond allocations to fixed income while seeking to increase opportunities for higher returns through equities. Investors cannot invest directly in an index or benchmark.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Comparison of the Change in Value of a $10,000 Investment

Monarch ProCap ETF
PORTFOLIO REVIEW (Unaudited)(Continued)
February 28, 2022

The Fund’s holdings by asset class as of February 28, 2022 are as follows:

Asset Class	% of Net Assets
Exchange - Traded Funds
Equity	59.3%
Fixed Income	40.2%
Other Assets in Excess of Liabilities	0.5%
100.0%

Please refer to the Schedule of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

MONARCH AMBASSADOR INCOME ETF
SCHEDULE OF INVESTMENTS
February 28, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.4%
	COMMODITY - 13.1%
75,198	Invesco DB Gold Fund(a),(b)	$4,096,787

	FIXED INCOME - 86.3%
121,874	Invesco Taxable Municipal Bond	3,829,281
18,271	iShares 1-3 Year Treasury Bond ETF	1,544,996
27,477	iShares 20+ Year Treasury Bond ETF	3,843,208
55,353	iShares 7-10 Year Treasury Bond ETF	6,206,178
34,841	iShares Core U.S. Aggregate Bond ETF	3,845,053
24,476	iShares iBoxx $ Investment Grade Corporate Bond ETF	3,054,605
36,715	iShares MBS ETF	3,838,186
25,264	SPDR Portfolio Short Term Corporate Bond ETF	771,310
		26,932,817

	TOTAL EXCHANGE-TRADED FUNDS (Cost $31,235,846)	31,029,604

	TOTAL INVESTMENTS - 99.4% (Cost $31,235,846)	$31,029,604
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%	183,634
	NET ASSETS - 100.0%	$31,213,238

ETF	-	Exchange-Traded Fund

SPDR	-	Standard & Poor’s Depositary Receipt

(a)	-	Non-income producing security.

(b)	-	Affiliated Company – Monarch Ambassador Income ETF holds in excess of 5% of outstanding voting securities of this security. See Note 9.

See accompanying notes to financial statements.

MONARCH BLUE CHIPS CORE ETF
SCHEDULE OF INVESTMENTS
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 99.9%
	BANKING - 4.2%
8,689	JPMorgan Chase & Company	$1,232,100

	DIVERSIFIED INDUSTRIALS - 4.4%
6,825	Honeywell International, Inc.	1,295,044

	ELECTRIC UTILITIES - 4.2%
15,907	NextEra Energy, Inc.	1,245,041

	ENTERTAINMENT CONTENT - 4.8%
9,529	Walt Disney Company (The)(a)	1,414,675

	INTERNET MEDIA & SERVICES - 12.1%
484	Alphabet, Inc., Class A(a)	1,307,352
656	Booking Holdings, Inc.(a)	1,424,997
2,147	Netflix, Inc.(a)	847,034
		3,579,383
	MEDICAL EQUIPMENT & DEVICES - 17.0%
10,977	Abbott Laboratories	1,324,046
4,291	Danaher Corporation	1,177,493
12,940	Medtronic PLC	1,358,571
2,180	Thermo Fisher Scientific, Inc.	1,185,920
		5,046,030
	RETAIL - CONSUMER STAPLES - 4.5%
2,557	Costco Wholesale Corporation	1,327,722

	RETAIL - DISCRETIONARY - 8.1%
3,442	Home Depot, Inc. (The)	1,087,087
19,894	TJX Companies, Inc. (The)	1,314,993
		2,402,080
	SEMICONDUCTORS - 7.6%
4,222	NVIDIA Corporation	1,029,535
7,178	Texas Instruments, Inc.	1,220,188
		2,249,723

See accompanying notes to financial statements.

MONARCH BLUE CHIPS CORE ETF
SCHEDULE OF INVESTMENTS (Continued)
February 28, 2022

Shares		Fair Value

	COMMON STOCKS — 99.9% (Continued)
	SOFTWARE - 10.9%
2,058	Adobe, Inc.(a)	$962,485
4,173	Microsoft Corporation	1,246,851
4,844	salesforce.com, Inc.(a)	1,019,807
		3,229,143

	TECHNOLOGY HARDWARE - 4.6%
8,351	Apple, Inc.	1,378,917

	TECHNOLOGY SERVICES - 17.5%
3,859	Accenture PLC, Class A	1,219,521
4,383	Mastercard, Inc., Class A	1,581,474
7,466	PayPal Holdings, Inc.(a)	835,669
7,122	Visa, Inc., Class A	1,539,207
		5,175,871

	TOTAL COMMON STOCKS (Cost $30,927,383)	29,575,729

	TOTAL INVESTMENTS - 99.9% (Cost $30,927,383)	$29,575,729
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	23,208
	NET ASSETS - 100.0%	$29,598,937

PLC	- Public Limited Company

(a)	- Non-income producing security.

See accompanying notes to financial statements.

MONARCH PROCAP ETF
SCHEDULE OF INVESTMENTS
February 28, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.5%
	EQUITY - 59.3%
104,941	Consumer Staples Select Sector SPDR Fund	$7,860,081
60,717	Health Care Select Sector SPDR Fund	7,890,781
95,386	Materials Select Sector SPDR Fund	7,953,284
170,310	Real Estate Select Sector SPDR Fund	7,675,872
116,789	Utilities Select Sector SPDR Fund	7,933,477
		39,313,495
	FIXED INCOME - 40.2%
241,525	iShares Core U.S. Aggregate Bond ETF(a)	26,654,699

	TOTAL EXCHANGE-TRADED FUNDS (Cost $66,411,157)	65,968,194

	TOTAL INVESTMENTS - 99.5% (Cost $66,411,157)	$65,968,194
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%	367,182
	NET ASSETS - 100.0%	$66,335,376

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	- See Note 8.

See accompanying notes to financial statements.

The Monarch ETFs
STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2022

	Monarch
	Ambassador Income	Monarch Blue Chips	Monarch ProCap
	ETF	Core ETF	ETF
ASSETS
Investment securities:
Unaffiliated companies, At cost	$27,391,358	$30,927,383	$66,411,157
Affiliated companies, At cost	3,844,488	—	—
Investments, At cost	$31,235,846	$30,927,383	$66,411,157
Unaffiliated companies, At value	$26,932,817	$29,575,729	$65,968,194
Affiliated companies, At value	4,096,787	—	—
Investments, At value	$31,029,604	$29,575,729	$65,968,194
Cash	227,560	47,375	439,655
Dividends receivable	—	23,709	—
Receivable for Fund shares sold	606,069	—	—
Prepaid expenses	1,721	1,683	2,181
TOTAL ASSETS	31,864,954	29,648,496	66,410,030

LIABILITIES
Payable for investments purchased	601,739	—	—
Investment advisory fees payable	16,326	15,184	38,884
Payable to related parties	12,193	12,189	11,583
Audit Fees Payable	15,502	15,502	15,502
Custody fees payable	3,010	3,291	4,871
Transfer Agent fees Payable	2,623	2,611	2,651
Accrued expenses and other liabilities	323	782	1,163
TOTAL LIABILITIES	651,716	49,559	74,654
NET ASSETS	$31,213,238	$29,598,937	$66,335,376

Net Assets Consist Of:
Paid in capital	$32,160,442	$31,121,886	$67,728,054
Accumulated earnings (deficit)	(947,204)	(1,522,949)	(1,392,678)
NET ASSETS	$31,213,238	$29,598,937	$66,335,376

Net Asset Value Per Share:
Net Assets	$31,213,238	$29,598,937	$66,335,376
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,275,000	1,150,000	2,475,000
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$24.48	$25.74	$26.80

See accompanying notes to financial statements.

The Monarch ETFs
STATEMENTS OF OPERATIONS
For the Period Ended February 28, 2022

	Monarch
	Ambassador	Monarch Blue Chips	Monarch ProCap
	Income ETF *	Core ETF *	ETF *
INVESTMENT INCOME
Dividends from unaffiliated companies	$436,290	$219,379	$940,976
TOTAL INVESTMENT INCOME	436,290	219,379	940,976

EXPENSES
Investment advisory fees	210,368	202,493	433,219
Administrative services	60,980	61,287	60,789
Audit fees	15,502	15,502	15,502
Professional fees	13,576	13,296	20,852
Custodian fees	13,362	13,672	17,686
Legal fees	12,337	12,083	12,405
Transfer agent fees	10,380	10,458	12,147
Trustees fees and expenses	9,524	9,506	9,650
Printing and postage expenses	6,978	6,775	10,939
Insurance expense	624	624	624
Other Expenses	4,326	4,326	4,558
TOTAL EXPENSES	357,957	350,022	598,371
Less: Fees waived by the Adviser	(47,555)	(51,239)	—
NET EXPENSES	310,402	298,783	598,371

NET INVESTMENT INCOME (LOSS)	125,888	(79,404)	342,605

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
In-kind redemptions, unaffiliated companies	257,878	1,120,453	4,977,964
Investments, unaffiliated companies	(713,039)	(164,216)	(918,723)
Investments, affiliated companies	(40,019)	—	3,673
	(495,180)	956,237	4,062,914
Net change in unrealized appreciation (depreciation):
Investments, unaffiliated companies	(458,541)	(1,351,654)	(442,963)
Investments, affiliated companies	252,299	—	—
	(206,242)	(1,351,654)	(442,963)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(701,422)	(395,417)	3,619,951

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(575,534)	$(474,821)	$3,962,556

*	The Monarch Ambassador Income ETF, Monarch Blue Chips Core ETF and Monarch ProCap ETF commenced operations on March 23, 2021.

See accompanying notes to financial statements.

Monarch Ambassador Income ETF
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
February 28, 2022 (a)
FROM OPERATIONS
Net investment income	$125,888
Net realized loss on investments	(495,180)
Net change in unrealized depreciation on investments	(206,242)
Net decrease in net assets resulting from operations	(575,534)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(157,955)
Decrease in net assets resulting from distributions to shareholders	(157,955)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	40,812,051
Cost of shares redeemed	(8,871,174)
Transaction fees (Note 5)	5,850
Net increase in net assets resulting from shares of beneficial interest	31,946,727

TOTAL INCREASE IN NET ASSETS	31,213,238

NET ASSETS
Beginning of Period	—
End of Period	$31,213,238

SHARE ACTIVITY
Shares Sold	1,625,000
Shares Redeemed	(350,000)
Net increase in shares of beneficial interest outstanding	1,275,000

(a)	The Monarch Ambassador Income ETF commenced operations on March 23, 2021.

See accompanying notes to financial statements.

Monarch Blue Chips Core ETF
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
February 28, 2022 (a)
FROM OPERATIONS
Net investment loss	$(79,404)
Net realized gain on investments	956,237
Net change in unrealized depreciation on investments	(1,351,654)
Net decrease in net assets resulting from operations	(474,821)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	36,279,283
Cost of shares redeemed	(6,210,250)
Transaction fees (Note 5)	4,725
Net increase in net assets resulting from shares of beneficial interest	30,073,758

TOTAL INCREASE IN NET ASSETS	29,598,937

NET ASSETS
Beginning of Period	—
End of Period	$29,598,937

SHARE ACTIVITY
Shares Sold	1,375,000
Shares Redeemed	(225,000)
Net increase in shares of beneficial interest outstanding	1,150,000

(a)	The Monarch Blue Chips Core ETF commenced operations on March 23, 2021.

See accompanying notes to financial statements.

Monarch ProCap ETF
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
February 28, 2022 (a)
FROM OPERATIONS
Net investment income	$342,605
Net realized gain on investments	4,062,914
Net change in unrealized depreciation on investments	(442,963)
Net increase in net assets resulting from operations	3,962,556

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(547,530)
Decrease in net assets resulting from distributions to shareholders	(547,530)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	132,502,644
Cost of shares redeemed	(69,591,619)
Transaction fees (Note 5)	9,325
Net increase in net assets resulting from shares of beneficial interest	62,920,350

TOTAL INCREASE IN NET ASSETS	66,335,376

NET ASSETS
Beginning of Period	—
End of Period	$66,335,376

SHARE ACTIVITY
Shares Sold	5,075,000
Shares Redeemed	(2,600,000)
Net increase in shares of beneficial interest outstanding	2,475,000

(a)	The Monarch ProCap ETF commenced operations on March 23, 2021.

See accompanying notes to financial statements.

Monarch Ambassador Income ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Period Ended
February 28, 2022 (1)
Net asset value, beginning of period	$25.00
Activity from investment operations:
Net investment income (2)	0.12
Net realized and unrealized loss on investments	(0.50)
Total from investment operations	(0.38)
Less distributions from:
Net investment income	(0.14)
Total distributions	(0.14)
Net asset value, end of period	$24.48
Market price, end of period	$24.48
Total return (6)(8)	(1.53)%
Market price total return	(1.53)%
Net assets, at end of period (000s)	$31,213
Ratio of gross expenses to average net assets (3)(5)	1.44%
Ratio of net expenses to average net assets (3)(5)	1.25%
Ratio of net investment income to average net assets (4)(5)	0.51%
Portfolio Turnover Rate (6)(7)	123%

(1)	The Monarch Ambassador Income ETF commenced operations on March 23, 2021.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(4)	The recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Annualized for periods less than one year.

(6)	Not annualized for periods less than one year.

(7)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(8)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

See accompanying notes to financial statements.

Monarch Blue Chips Core ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Period Ended
February 28, 2022 (1)
Net asset value, beginning of period	$25.00
Activity from investment operations:
Net investment loss (2)	(0.09)
Net realized and unrealized gain on investments (7)	0.83
Total from investment operations	0.74
Net asset value, end of period	$25.74
Market price, end of period	$25.71
Total return (4)(6)	2.96%
Market price total return	2.84%
Net assets, at end of period (000s)	$29,599
Ratio of gross expenses to average net assets (3)	1.46%
Ratio of net expenses to average net assets (3)	1.25%
Ratio of net investment loss to average net assets (3)	(0.33)%
Portfolio Turnover Rate (4)(5)	39%

(1)	The Monarch Blue Chips Core ETF commenced operations on March 23, 2021.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Not annualized for periods less than one year.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(7)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

See accompanying notes to financial statements.

Monarch ProCap ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Period Ended
February 28, 2022 (1)
Net asset value, beginning of period	$25.00
Activity from investment operations:
Net investment income (2)	0.17
Net realized and unrealized gain on investments	1.89
Total from investment operations	2.06
Less distributions from:
Net investment income	(0.22)
Net realized gains	(0.04)
Total distributions	(0.26)
Net asset value, end of period	$26.80
Market price, end of period	$26.80
Total return (6)(8)	8.26%
Market price total return	8.26%
Net assets, at end of period (000s)	$66,335
Ratio of net expenses to average net assets (3)(5)	1.17%
Ratio of net investment income to average net assets (4)(5)	0.67%
Portfolio Turnover Rate (6)(7)	291%

(1)	The Monarch ProCap ETF commenced operations on March 23, 2021.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(4)	The recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Annualized for periods less than one year.

(6)	Not annualized for periods less than one year.

(7)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(8)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

See accompanying notes to financial statements.

The Monarch ETFs
NOTES TO FINANCIAL STATEMENTS
February 28, 2022

1.	ORGANIZATION

The Monarch Ambassador Income ETF (“MAMB”), Monarch Blue Chips Core ETF (“MBCC”), and Monarch ProCap ETF (“MPRO”) (each a “Fund” and collectively the “Funds”) are each diversified series of Northern Lights Fund Trust IV (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 2, 2015, which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MAMB’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Kingsview Ambassador Income Index. MBCC’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Kingsview Blue Chips Core Index. MPRO’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Kingsview ProCap Index. The investment objectives are non-fundamental. The Funds commenced operations on March 23, 2021.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are each investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Securities valuation – Securities listed on an exchange, including exchange – traded funds, are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined or, in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value

The Monarch ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
February 28, 2022

committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants, such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer, on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) the adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause an adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available, the spread between bid and ask prices is substantial, the frequency of sales, the thinness of the market, the size of reported trades, and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of their net asset values. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities, are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the applicable Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – Each Fund may invest in ETFs. An ETF is a type of open-end fund, however, unlike a mutual fund, its shares are bought and sold on a securities exchange at market price and only certain financial institutions called authorized participants may buy and redeem shares of the ETF at net asset value. ETF shares can trade at either a premium or discount to net asset value. An ETF, like a mutual fund, is subject to specific risks depending on the type of strategy (actively managed or passively

The Monarch ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
February 28, 2022

tracking an index) and the composition of its underlying holdings. Investing in an ETF involves substantially the same risks as investing directly in the ETF’s underlying holdings. ETFs pay fees and incur operating expenses, which reduce the total return earned by the ETFs from their underlying holdings. An ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect a Fund’s performance.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of value requires more judgment. Accordingly, the degree of judgment exercised in determining value is greatest for instruments categorized in Level 3.

The inputs used to measure value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of February 28, 2022 for the Funds’ assets measured at value:

MAMB
Assets *	Level 1	Level 2	Level 3	Total
Exchange - Traded Funds	$31,029,604	$—	$—	$31,029,604
Total	$31,029,604	$—	$—	$31,029,604

The Monarch ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
February 28, 2022

MBCC
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$29,575,729	$—	$—	$29,575,729
Total	$29,575,729	$—	$—	$29,575,729

MPRO
Assets *	Level 1	Level 2	Level 3	Total
Exchange - Traded Funds	$65,968,194	$—	$—	$65,968,194
Total	$65,968,194	$—	$—	$65,968,194

The Funds did not hold any Level 3 securities during the period.

*	See Schedule of Investments for industry classification.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for the Funds. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributable net realized capital gains, if any, are declared and distributed annually no later than December 31 of each year. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – The Funds comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no provision for federal income tax is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds tax positions expected to be taken in the Funds’ February 28, 2022 tax returns and has concluded to date that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Each Fund identifies its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments. Each Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statements of Operations. For the period ended February 28, 2022, the Funds did not incur any interest or penalties. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Monarch ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
February 28, 2022

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Cash – The Funds consider their investments in an FDIC insured interest bearing savings account to be cash. The Funds maintain cash balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions, gains and losses on the purchase and sale of foreign currencies and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the period ended February 28, 2022, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Funds were as follows:

	Purchases	Sales
MAMB	$32,417,569	$32,528,013
MBCC	$10,369,962	$9,863,299
MPRO	$160,630,603	$160,233,525

For the period ended February 28, 2022, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Funds were as follows:

	Purchases	Sales
MAMB	$40,740,902	$8,899,432
MBCC	$35,503,897	$6,039,415
MPRO	$131,503,664	$69,552,499

The Monarch ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
February 28, 2022

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Funds are overseen by the Board. Kingsview Wealth Management LLC (the “Adviser”) serves as the Funds’ investment adviser pursuant to an Investment Advisory Agreement with the Trust (the “Advisory Agreement”). The Adviser has engaged Penserra Capital Management LLC, as the sub-adviser (the “Sub-Adviser”), to manage the assets of the Funds.

Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, each Fund pays the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.85% of it’s average daily net assets. For the period ended February 28, 2022, the Adviser earned $210,368, $202,493, and $433,219 in investment advisory fees for MAMB, MBCC, and MPRO, respectively.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until June 30, 2022, to waive a portion of its advisory fee and has agreed to reimburse each Fund for other expenses to the extent necessary so that total expenses incurred (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 1.25% of average daily net assets for the Fund, herein referred to as the “Expense Limitation.”

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and a Fund’s operating expenses are subsequently lower than its Expense Limitation, the Adviser, on a rolling three-year period, shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause that Fund’s operating expenses to exceed the Expense Limitation in place at the time of waiver and at the time of reimbursement. If a Fund’s operating expenses subsequently exceed the Expense Limitation, the reimbursements for the Fund shall be suspended. For the period ended February 28, 2022, the Adviser waived fees and/or reimbursed expenses in the amount of $47,555, $51,239, and $0 for MAMB, MBCC and MPRO, respectively, pursuant to the Waiver Agreement.

The following amounts previously waived by the Adviser are subject to recapture by the Funds by the following dates:

2/28/2025
MAMB	$47,555
MBCC	$51,239

The Adviser may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the effective date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

The Monarch ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
February 28, 2022

The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the “Custodian”) to serve as custodian and to act as transfer and shareholder services agent. The Trust has also entered into an Underwriting Agreement with Northern Lights Distributors, LLC, (the “Distributor”) to serve as the principal underwriter and distributor for the Funds.

The Trust, with respect to the Funds, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds.

Ultimus Fund Solutions, LLC (“UFS”) – UFS provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at net asset value (“NAV”) only in large blocks known as “Creation Units.” Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from a Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of a Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, each Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee

The Monarch ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
February 28, 2022

may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and their its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transaction Fees may be used to cover the custodial and other costs incurred by a Fund.

The Transaction Fees for the Funds are listed in the table below:

Fund	Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
MAMB	$225	2.00%
MBCC	$225	2.00%
MPRO	$225	2.00%

*	The maximum Transaction Fee is 2.00% as a percentage of the amount invested.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the period ended February 28, 2022, was as follows:

	For fiscal period ended February 28, 2022:
	Ordinary	Long-Term	Return of
Portfolio	Income	Capital Gains	Capital	Total
MAMB	$157,955	$—	$—	$157,955
MBCC	—	—	—	—
MPRO	547,530	—	—	547,530

As of February 28, 2022, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
MAMB	$—	$—	$(426,388)	$(27,066)	$—	$(493,750)	$(947,204)
MBCC	—	—	(136,343)	(30,345)	—	(1,356,261)	(1,522,949)
MPRO	—	—	(540,586)	(14,515)	—	(837,577)	(1,392,678)

The difference between book basis and tax basis accumulated net investment losses, accumulated net realized losses, and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales and tax adjustments for partnerships.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Portfolio	Losses
MAMB	$6,127
MBCC	7,218
MPRO	86,496

The Monarch ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
February 28, 2022

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
MAMB	$420,261
MBCC	129,125
MPRO	454,090

At February 28, 2022, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Short-Term			Capital Loss Carry
	Non- Expiring	Long-Term	Total	Forwards Utilized
MAMB	$27,066	$—	$27,066	$—
MBCC	30,345	—	30,345	—
MPRO	14,515	—	14,515	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses, net operating losses and tax adjustments for realized gain (loss) on in-kind redemptions, resulted in reclassifications for the Funds for the period ended February 28, 2022, as follows:

	Paid	Accumulated
	In	Earnings
	Capital	(Losses)
MAMB	$213,715	$(213,715)
MBCC	1,048,128	(1,048,128)
MPRO	4,807,704	(4,807,704)

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
Portfolio	Tax Cost	Appreciation	Depreciation	Depreciation
MAMB	$31,523,354	$274,387	$(768,137)	$(493,750)
MBCC	30,931,990	1,293,355	(2,649,616)	(1,356,261)
MPRO	66,805,771	340,592	(1,178,169)	(837,577)

8.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

MPRO currently invests a significant portion of its assets in the iShares Core U.S. Aggregate Bond ETF (“iShares”). MPRO may redeem its investment in iShares at any time if the Adviser determines that it is in the best interest of MPRO and its shareholders to do so. MPRO’s performance will be directly affected by the performance of iShares. The financial statements of iShares, including the portfolio of investments, can be found on the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with MPRO’s financial statements. As of February 28, 2022, MPRO’s investment in iShares represented 40.2% of MPRO’s net assets.

The Monarch ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
February 28, 2022

9.	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or is under common control. Companies which are affiliates of a Fund at February 28, 2022 are noted in the Fund’s Portfolios of Investments. Transactions during the period ended February 28, 2022 with company which is an affiliate is as follows:

MAMB

	Value -				Dividends		Net Change in	Shares -
	Beginning of		Sales	Realized	Credited	Value - End	Unrealized Appreciation/	End of
Description	Period	Purchases	Proceeds	Loss	to Income	of Period	(Depreciation)	Period
Invesco DB Gold Fund	$—	$6,522,818	$(10,367,306)	$(40,019)	$—	$4,096,787	$252,299	75,198

MPRO

	Value -				Dividends		Net Change in	Shares -
	Beginning of		Sales	Realized	Credited	Value - End	Unrealized Appreciation/	End of
Description	Period	Purchases	Proceeds	Gain	to Income	of Period	(Depreciation)	Period
Invesco DB Gold Fund	$—	$16,861,064	$(16,864,736)	$3,673	$—	$—	$—	—

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no other events or transactions occurred requiring adjustment or disclosure in the financial statements other than the following.

MAMB and MPRO declared the following distributions after February 28, 2022:

	Dividend Per Share	Ex Date	Record Date	Payable Date
MAMB	$0.0067	3/25/2022	3/28/2022	4/4/2022
MPRO	$0.0408	3/25/2022	3/28/2022	4/4/2022

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Monarch Ambassador Income ETF, Monarch Blue Chips Core ETF and Monarch ProCap ETF and Board of Trustees of Northern Lights Fund Trust IV

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Monarch Ambassador Income ETF, Monarch Blue Chips Core ETF and Monarch ProCap ETF (the “Funds”), each a series of Northern Lights Fund Trust IV, as of February 28, 2022, the related statements of operations and changes in net assets, the related notes, and the financial highlights for the period from March 23, 2021 (commencement of operations) through February 28, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2022, the results of their operations, the changes in net assets, and the financial highlights for the period from March 23, 2021 (commencement of operations) through February 28, 2022, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2022, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2021.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin

April 28, 2022

COHEN & COMPANY, LTD.

800.229.1099 | 866.818.4535 fax | cohencpa.com

Registered with the Public Company Accounting Oversight Board

The Monarch ETFs
EXPENSE EXAMPLES (Unaudited)
February 28, 2022

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2021 through February 28, 2022.

Actual Expenses

The “Actual” lines in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines in the table below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account Value	Account Value	During Period*	During Period**
Actual	9/1/21	2/28/2022	9/1/21 - 2/28/22	9/1/21 - 2/28/22
MAMB	$1,000.00	$961.50	$6.08	1.25%
MBCC	$1,000.00	$867.30	$5.79	1.25%
MPRO	$1,000.00	$1,008.00	$6.11	1.23%
Hypothetical
(5% return before expenses)
MAMB	$1,000.00	$1,018.60	$6.26	1.25%
MBCC	$1,000.00	$1,018.60	$6.26	1.25%
MPRO	$1,000.00	$1,018.71	$6.14	1.23%

*	“Actual” expense information for the Funds is for the period from September 1, 2021 to February 28, 2022. Actual expenses are equal to the Funds annualized net expense ratios multiplied by 181/365 (to reflect the period from September 1, 2021 to February 28, 2022). “Hypothetical” expense information for the Funds is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratios and average account values over the period, but is multiplied by 181/365 (to reflect the full half-year period).

**	Annualized.

The Monarch ETFs
Additional Information (Unaudited)
February 28, 2022

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategies and the liquidity of their portfolio investments during normal and reasonably foreseeable stressed conditions; their short and long-term cash flow projections; and their cash holdings and access to other funding sources.

During the SHULRG ended February 28, 2022, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

The Monarch ETFs
SUPPLEMENTAL INFORMATION (Unaudited)
February 28, 2022

The business address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246. All correspondence to the Trustees and Officers should be directed to c/o Ultimus Fund Solutions, LLC, P.O. Box 541150, Omaha, Nebraska 68154.

Independent Trustees * **

Name and Year of Birth	Position/Term of Office *	Principal Occupation During the Past Five Years	Number of Funds in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Joseph Breslin Year of Birth: 1953	Independent Trustee and Chairman of the Board since 2015	President and Consultant, Adviser Counsel, Inc. (formerly J.E. Breslin & Co.) (management consulting firm to investment advisers), (since 2009); Senior Counsel, White Oak Global Advisors, LLC. (since 2016).	28	Northern Lights Fund Trust IV (for series not affiliated with the Fund since 2015); Director, Kinetics Mutual Funds, Inc. (since 2000); Trustee, Kinetics Portfolios Trust (since 2000); Trustee, Forethought Variable Insurance Trust (since 2013); Trustee, BlueArc Multi- Strategy Fund (2014-2017); Hatteras Trust (2004-2016)
Thomas Sarkany Year of Birth: 1946	Independent Trustee since 2015	Founder and President, TTS Consultants, LLC (financial services) (since 2010).	28	Northern Lights Fund Trust IV (for series not affiliated with the Fund since 2015); Arrow Investments Trust (since 2014), Arrow ETF Trust (since 2012), Trustee, Northern Lights Fund Trust II (since 2011); Director, Aquila Distributors (since 1981)
Charles Ranson Year of Birth: 1947	Independent Trustee since 2015	Principal, Ranson & Associates (strategic analysis and planning, including risk assessment and capital formation for entrepreneurial ventures) (since 2003).	28	Northern Lights Fund Trust IV (for series not affiliated with the Fund since 2015); Advisors Preferred Trust (since November 2012)

2/28/22 – NLFT IV_v1

The Monarch ETFs
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
February 28, 2022

Officers

Name and Year of Birth	Position/Term of Office *	Principal Occupation During the Past Five Years	Number of Funds in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Wendy Wang Year of Birth: 1970	President since 2015	Senior Vice President, Director of Tax and Compliance Administration, Ultimus Fund Solutions, LLC (since 2012).	N/A	N/A
Sam Singh Year of Birth: 1976	Treasurer since 2015	Vice President, Ultimus Fund Solutions, LLC (since 2015); Assistant Vice President, Gemini Fund Services, LLC (2011-2014).	N/A	N/A
Jennifer Farrell Year of Birth: 1969	Secretary since 2017	Manager, Legal Administration, Ultimus Fund Solutions, LLC (since 2018); Senior Paralegal, Gemini Fund Services, LLC (since 2015); Legal Trainer, Gemini Fund Services, LLC (2013-2015); Senior Paralegal, Gemini Fund Services, LLC (2006-2012).	N/A	N/A
James Ash Year of Birth: 1976	Chief Compliance Officer since 2019	Senior Compliance Officer, Northern Lights Compliance, LLC (since 2019); Senior Vice President, National Sales Gemini Fund Services, LLC (2017-2019); Senior Vice President and Director of Legal Administration, Gemini Fund Services, LLC (2012 - 2017).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	As of February 28, 2022, the Trust was comprised of 28 other active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

The Funds SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1- 541-291-4405.

2/28/22 – NLFT IV_v1

PRIVACY NOTICE

Northern Lights Fund Trust IV

Rev. August 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST IV DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust IV chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust IV share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust IV

What we do:
How does Northern Lights Fund Trust IV protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust IV collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust IV does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877 -658-9473 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

PREMIUM/DISCOUNT INFORMATION

Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund during the past calendar year can be found at www.monarchfunds.com.

INVESTMENT ADVISOR
Kingsview Wealth Management LLC
509 SE 7th Street, 2nd Floor
Grants Pass, OR 97526

INVESTMENT SUB-ADVISOR
Penserra Capital Management LLC
4 Orinda Way, Suite 100
Orinda, CA 94563

ADMINISTRATOR
Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022-3474

MONARCH-A22

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Joseph Breslin is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Breslin is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2022 – $37.500

(b)	Audit-Related Fees

2022 – None

(c)	Tax Fees

2022 – $9,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2022 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee
	2022	2021
Audit-Related Fees:	0.00%	0.00%
Tax Fees:	0.00%	0.00%
All Other Fees:	0.00%	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2022 - $9,000

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The registrant’s audit committee members are Joseph Breslin, Charles Ranson and Thomas T. Sarkany

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 5/6/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 5/6/22

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 5/6/22